--------------------------------------------------------------------------------

   DIRECTORS                             OFFICERS
   Barton M. Biggs                       Stefanie V. Chang
   CHAIRMAN OF THE BOARD                 VICE PRESIDENT
   Chairman and Director, Morgan         Harold J. Schaaff, Jr.
   Stanley Asset Management Inc. and     VICE PRESIDENT
   Morgan Stanley Asset Management       Joseph P. Stadler
   Limited; Managing Director, Morgan    VICE PRESIDENT
   Stanley & Co. Incorporated            Valerie Y. Lewis
   Michael F. Klein                      SECRETARY
   DIRECTOR AND PRESIDENT                Karl O. Hartmann
   Principal, Morgan Stanley Asset       ASSISTANT SECRETARY
   Management Inc. and Morgan Stanley    Joanna M. Haigney
   & Co. Incorporated                    TREASURER
   John D. Barrett II                    Belinda A. Brady
   Chairman and Director,                ASSISTANT TREASURER
   Barrett Associates, Inc.
   Gerard E. Jones
   Partner, Richards & O'Neil LLP
   Andrew McNally IV
   River Road Partners
   Samuel T. Reeves
   Chairman of the Board and Chief
   Executive Officer, Pinacle L.L.C.
   Fergus Reid
   Chairman and Chief Executive
   Officer, LumeLite Plastics
   Corporation
   Frederick O. Robertshaw
   Of Counsel, Copple, Chamberlin &
   Boehm, P.C.

--------------------------------------------------------------------------------
INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020
---------------------------------------------------------
DISTRIBUTOR
Morgan Stanley & Co. Incorporated
1221 Avenue of the Americas
New York, New York 10020
---------------------------------------------------------
CUSTODIANS
The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, New York 11245

Morgan Stanley Trust Company
One Pierrepont Plaza
Brooklyn, New York 11210
---------------------------------------------------------
LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
2000 One Logan Square
Philadelphia, Pennsylvania 19103
---------------------------------------------------------
INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

---------------------------------------------------------
For current performance, current net asset value, or for assistance with your account, please contact the Fund at (800) 548-7786. This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc.

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.
       P.O. Box 2798
       Boston, MA 02208-2798

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.

                           JAPANESE EQUITY PORTFOLIO
                              THIRD QUARTER REPORT
                               SEPTEMBER 30, 1998

LETTER TO SHAREHOLDERS
-------

PERFORMANCE COMPARED TO MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) JAPAN
INDEX(1)
----------------------------------------------------

                                       TOTAL RETURNS(2)
                            ---------------------------------------
                                           ONE      AVERAGE ANNUAL
                               YTD        YEAR      SINCE INCEPTION
                            ---------  -----------  ---------------
PORTFOLIO--CLASS A........      -5.45%     -24.64%         -4.87%
PORTFOLIO--CLASS B........      -5.63      -24.89          -6.21
INDEX--CLASS A............     -17.18      -33.53         -12.68
INDEX--CLASS B............     -17.18      -33.53         -20.21

1. The MSCI Japan Index is an unmanaged index of common stocks (includes dividends).

2. Total returns for the Portfolio reflect expense waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

------------------------------

THE INFORMATION CONTAINED IN THIS OVERVIEW REGARDING SPECIFIC SECURITIES IS FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A RECOMMENDATION TO PURCHASE OR SELL THE SECURITIES MENTIONED. THE PERFORMANCE RESULTS PROVIDED ARE FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A GUARANTEE OF THE PORTFOLIO'S FUTURE PERFORMANCE. PAST PERFORMANCE SHOWN IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE SEE THE PROSPECTUS FOR A DESCRIPTION OF CERTAIN RISK CONSIDERATIONS ASSOCIATED WITH INTERNATIONAL INVESTING.

The investment objective of the Japanese Equity Portfolio is to seek long-term capital appreciation by investing primarily in equity securities of Japanese issuers. Equity securities are defined as common and preferred stocks, convertible securities and rights and warrants to purchase common stocks.

For the nine months ended September 30, 1998, the Portfolio had a total return of -5.45% for the Class A shares and -5.63% for the Class B shares compared to -17.18% for the Morgan Stanley Capital International (MSCI) Japan Index (the "Index"). For the one year ended September 30, 1998, the Portfolio had a total return of -24.64% for the Class A shares and -24.89% for the Class B shares compared to a total return of -33.53% for the Index. From inception on April 25, 1994 through September 30, 1998, the average annual total return of Class A was -4.87% compared to -12.68% for the Index. From inception on January 2, 1996 through September 30, 1998, the average annual total return of Class B was -6.21% compared to -20.21% for the Index.

During the beginning of the third quarter 1998, the Japanese equity market rebounded based on optimism that the joint currency intervention between the U.S. and Japan signaled that Japan would take imminent action addressing their ballooning non-performing loans held by financial institutions. These optimists believed that the U.S. only agreed to the coordinated intervention to stem a steadily weakening yen based on confidence that Japan's announcement of the "Total Plan" and "Bridge Bank" would be rapidly implemented. Unfortunately, this was not the case and in fact the general elections held in early July challenged the existing government leadership. A huge turnout of 58.5% of Japanese voters called for new leadership and Prime Minister Obuchi was elected.

In August, stemming from the collapse of the Russian economy and subsequent sell-off in world equity markets, Japanese equities declined sharply. The free market economy since the end of the Cold War which determined pricing of financial assets around the world was abruptly put to question. From Asia and Japan a fierce deflationary spiral was exported globally and when compounded with the political instability of leadership in both Japan, Russia and the U.S., financial assets had the highest volatility in recent history. Moreover, Japan's domestic political turmoil did not allow Japan to show the necessary leadership role in Asia at a critical time while the U.S. could do little to help neighbors in Latin America as commodity prices and currencies collapsed. This nightmarish vicious circle was punctuated by the near collapse of Long Term Capital Management (LTCM) as the world's liquidity and credit squeeze accelerated.

Japan showed no signs of positive economic activity during the third quarter and domestic demand came to a halt and was sucked into a deflationary vortex. Official Government gross domestic product forecasts in a matter of weeks turned from +1.9% growth to negative 1.8% a slump of 3.7% while the Diffusion Index of leading corporate manufactures (September Bank of Japan survey) stood at a 5 year low of minus 51. These statistics rang alarm bells at the Bank of Japan and the non-collateralized call rate was lowered to a historical low of 25 basis points. Corporate earnings estimates were also negatively affected and downward revisions were announced even by the best managed Japanese companies. The international blue chips which supported the market and benefited from a weak yen also began low-ering earnings estimates because of the anticipated weakness for demand of consumer goods in Europe and the U.S. Moreover, during the September six month fiscal reporting period the dramatic decline in domestic equity prices led to huge "hidden losses" in the cross-holdings of listed Japanese companies. Importantly, to many observers, the tug of war between the acting Government and leading opposition parties regarding the use of public funds for troubled Long Term Credit Bank became a metaphor for the inability of the Government to implement critically necessary reform in Japan. In such an environment the long term Japanese Government Bond yielded .70 basis points in a "flight to quality" while the equity market fell to 12-year lows.

OUTLOOK

Previously, we believed that the key to the outlook for Japan was the effective and immediate resolution for Japan's non-performing loans. Today, these problems are pronounced by the global deflationary cycle, credit crunch and lack of strong unified political leadership to tackle such problems. Moreover, emerging economies such as Pakistan and India are exhibiting their anxiety over weak local economics by acts of nuclear testing, terrorists bombing of the U.S. Embassy in Africa, and North Korea has fired missiles over the Japanese Islands for the first time in history.

We are hopeful that the G7 and IMF will begin addressing the mounting global recession. Encouraging signs, such as Japan pledging $30 billion through the Japan Import/Export Bank to South Asia, are beginning to emerge. However, as of yet we see no concrete proposals which may resolve the growing global crisis in both credit liquidity and deflationary spiral. While we believe that Japan will eventually address the non-performing loans and will put forth new stimulus programs to help the ailing economy, it will likely take some time for a positive impact to the real economy. The Japanese equity market has been in a steady decline for almost 10 years and valuation measures such as price to book and cash flow are compelling on a global and historical basis and are beginning to discount the severe economy. We therefore believe the market will hover near the current 12 year lows and support will emerge from domestic public pension funds and global investors which will look to Japan for relative performance and Japan's negative correlation with non-Japanese equity markets.

We are forecasting a "soft landing" for the U.S. economy. If our assumptions are incorrect our portfolio strategy will need to remain flexible and shift to more domestic oriented defensive sectors and lower our weight in international blue chips.

John R. Alkire
PORTFOLIO MANAGER

Kunihiko Sugio
PORTFOLIO MANAGER

October 1998

INVESTMENTS (UNAUDITED)
----------
SEPTEMBER 30, 1998

                                                                    VALUE
   SHARES                                                           (000)
-------------                                                      --------
COMMON STOCKS (90.7%)
  APPLIANCES & HOUSEHOLD DURABLES (7.0%)
      107,000   Matsushita Electric Industrial Co., Ltd.           $  1,454
       35,000   Rinnai Corp.                                            549
       28,500   Sony Corp.                                            1,981
                                                                   --------
                                                                      3,984
                                                                   --------
  AUTOMOBILES (6.8%)
       10,000   Autobacs Seven Co., Ltd.                                266
      363,000   Nissan Motor Co., Ltd.                                1,010
       95,000   Suzuki Motor Co., Ltd.                                  956
       75,000   Toyota Motor Corp.                                    1,676
                                                                   --------
                                                                      3,908
                                                                   --------
  BUSINESS & PUBLIC SERVICES (2.3%)
       77,000   Dai Nippon Printing Co., Ltd.                           988
       60,000   Nissha Printing Co., Ltd.                               352
                                                                   --------
                                                                      1,340
                                                                   --------
  CHEMICALS (4.7%)
      361,000   Daicel Chemical Industries Ltd.                         576
      204,000   Kaneka Corp.                                          1,146
      263,000   Mitsubishi Chemical Corp.                               505
      125,000   Sekisui Chemical Co., Ltd.                              474
                                                                   --------
                                                                      2,701
                                                                   --------
  CONSTRUCTION & HOUSING (1.8%)
       80,000   Sekisui House Co., Ltd.                                 650
       60,000   Kyudenko Co., Ltd.                                      356
                                                                   --------
                                                                      1,006
                                                                   --------
  DATA PROCESSING & REPRODUCTION (5.6%)
       81,000   Canon, Inc.                                           1,643
      168,000   Ricoh Co., Ltd.                                       1,550
                                                                   --------
                                                                      3,193
                                                                   --------

                                                                    VALUE
   SHARES                                                           (000)
-------------                                                      --------

  ELECTRICAL & ELECTRONICS (10.7%)
      182,000   Fujitsu Ltd.                                       $  1,573
      322,000   Hitachi Ltd.                                          1,415
      230,000   NEC Corp.                                             1,491
      448,000   Toshiba Corp.                                         1,611
                                                                   --------
                                                                      6,090
                                                                   --------
  ELECTRONIC COMPONENTS-MISC (10.8%)
       25,000   Kyocera Corp.                                         1,092
       85,000   Mitsumi Electric Co., Ltd.                            1,554
       33,000   Murata Manufacturing Co., Ltd.                        1,114
       22,000   TDK Corp.                                             1,499
       36,000   Tokyo Electron Ltd.                                     878
                                                                   --------
                                                                      6,137
                                                                   --------
  FINANCIAL SERVICES (1.8%)
       66,000   Hitachi Credit Corp.                                  1,030
                                                                   --------
  HEALTH & PERSONAL CARE (6.9%)
       35,000   Ono Pharmaceutical Co., Ltd.                            841
       70,000   Sankyo Co., Ltd.                                      1,548
       73,000   Yamanouchi Pharmaceutical Co., Ltd.                   1,572
                                                                   --------
                                                                      3,961
                                                                   --------
  INDUSTRIAL COMPONENTS (1.4%)
       70,000   Nifco, Inc.                                             559
       70,000   Shin-Etsu Polymer Co., Ltd.                             265
                                                                   --------
                                                                        824
                                                                   --------
  INSURANCE (0.5%)
       60,000   Sumitomo Marine & Fire Insurance Co., Ltd.              288
                                                                   --------
  MACHINERY & ENGINEERING (11.1%)
      163,000   Amada Co., Ltd.                                         752
      174,000   Daifuku Co., Ltd.                                       642
      126,000   Daikin Industries Ltd.                                  878
       52,000   Fuji Machine Manufacturing Co., Ltd.                  1,364
      108,000   Fujitec Co., Ltd.                                       552
       61,000   Kurita Water Industries Ltd.                            634
      298,000   Mitsubishi Heavy Industries Ltd.                      1,019
      210,000   Tsubakimoto Chain Co.                                   481
                                                                   --------
                                                                      6,322
                                                                   --------

                                                                    VALUE
   SHARES                                                           (000)
-------------                                                      --------
  MERCHANDISING (2.4%)
       19,000   FamilyMart Co., Ltd.                               $    726
        6,000   Ryosan Co., Ltd.                                         89
       50,000   Sangetsu Co., Ltd.                                      573
                                                                   --------
                                                                      1,388
                                                                   --------
  METALS-NON-FERROUS (2.4%)
      260,000   Furukawa Electric Co., Ltd.                             739
      160,000   Sanwa Shutter Corp.                                     607
                                                                   --------
                                                                      1,346
                                                                   --------
  MISCELLANEOUS MATERIALS & COMPONENTS (1.3%)
       60,000   Lintec Corp.                                            493
      113,000   Nippon Pillar Packing                                   251
                                                                   --------
                                                                        744
                                                                   --------
  REAL ESTATE (1.5%)
      127,000   Mitsubishi Estate Co., Ltd.                             831
                                                                   --------
  RECREATION, OTHER CONSUMER GOODS (9.1%)
      130,000   Casio Computer Co., Ltd.                                829
       46,000   Fuji Photo Film Ltd.                                  1,584
       23,000   Nintendo Corp., Ltd.                                  2,163
       85,000   Yamaha Corp.                                            641
                                                                   --------
                                                                      5,217
                                                                   --------
  TELECOMMUNICATIONS (2.6%)
          200   Nippon Telegraph & Telephone Corp.                    1,458
                                                                   --------
TOTAL COMMON STOCKS (Cost $69,777)                                   51,768
                                                                   --------

    FACE
   AMOUNT
    (000)
-------------
FOREIGN CURRENCY (0.0%)
      JPY 535   Japanese Yen (Cost $4)                                    4
                                                                   --------
TOTAL INVESTMENTS (90.7%) (Cost $69,781)                             51,772
                                                                   --------

OTHER ASSETS AND LIABILITIES (9.3%)
  Other Assets                                                       35,134
  Liabilities                                                       (29,797)
                                                                 ----------
                                                                      5,337
                                                                 ----------
NET ASSETS (100%)                                                $   57,109
                                                                 ----------
                                                                 ----------


CLASS A:
--------
NET ASSETS                                                       $   56,204
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 10,457,246 outstanding $0.001 par value shares
  (authorized 500,000,000 shares)                                $     5.37
                                                                      -----
                                                                      -----

CLASS B:
--------
NET ASSETS                                                       $      905
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 169,531 outstanding $0.001 par value shares
  (authorized 500,000,000 shares)                                $     5.34
                                                                      -----
                                                                      -----